Personnel Costs - Summary of Employee Numbers by Function (Detail) - Employees	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of amounts incurred by entity for provision of key management personnel services provided by separate management entities [abstract]
Number of employees, production	38,790	40,417	41,867
Number of employees, research and development	15,140	14,764	15,148
Number of employees, sales force	28,914	30,284	30,815
Number of employees, marketing and support functions	21,382	21,101	19,029
Number of employees, total	104,226	106,566	106,859